CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 356,850	$ 499,992
Short-term bank deposits	369,645	256,143
Marketable securities	199,933	196,856
Trade receivables (net of allowance for credit losses of $101 and $23 at December 31, 2020 and 2021, respectively)	113,211	93,128
Prepaid expenses and other current assets	22,225	15,312
Total current assets	1,061,864	1,061,431
LONG-TERM ASSETS:
Marketable securities	300,662	202,190
Property and equipment, net	20,183	18,537
Intangible assets, net	17,866	23,676
Goodwill	123,717	123,717
Other long-term assets	121,743	99,992
Deferred tax assets	47,167	32,809
Total long-term assets	631,338	500,921
TOTAL ASSETS	1,693,202	1,562,352
CURRENT LIABILITIES:
Trade payables	10,076	8,250
Employees and payroll accruals	75,442	52,169
Accrued expenses and other current liabilities	23,576	24,915
Deferred revenue	230,908	161,679
Total current liabilities	340,002	247,013
LONG-TERM LIABILITIES:
Convertible senior notes, net	520,094	502,302
Deferred revenue	86,367	80,829
Other long-term liabilities	20,227	24,920
Total long-term liabilities	626,688	608,051
TOTAL LIABILITIES	966,690	855,064
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY:
Ordinary shares of NIS 0.01 par value – Authorized: 250,000,000 shares at December 31, 2020 and 2021; Issued and outstanding: 39,034,759 shares and 40,041,870 shares at December 31, 2020 and 2021, respectively	104	101
Additional paid-in capital	588,937	481,992
Accumulated other comprehensive income	397	4,175
Retained earnings	137,074	221,020
Total shareholders' equity	726,512	707,288
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 1,693,202	$ 1,562,352